SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Selling And Marketing Expenses [Abstract]
Schedule of selling and marketing expenses
	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Salaries and related expenses	2,070	2,866	2,335

Total	2,070	2,866	2,335